Properties and Equipment	12 Months Ended
Dec. 31, 2011
Properties and Equipment [Abstract]
Properties and Equipment
14.	Properties and Equipment

Properties and equipment was comprised of (in thousands):

	December 31,
	2011	2010
Land, buildings and building improvements	$214,268	212,883
Golf course land and improvements	1,967	1,952
Office equipment, furniture and fixtures	106,988	103,811

Total	323,223	318,646
Less accumulated depreciation	(131,655)	(112,457)

Properties and equipment - net	$191,568	206,189

As described in Note 5, properties and equipment relating to Bluegreen Communities and Cypress Creek Holdings have been reclassified as “assets held for sale from discontinued operations” at December 31, 2011 and 2010.

In 2009, we recorded a $2.2 million impairment charge related to Core’s irrigation facility in South Carolina. The impairment charge is included in the accompanying consolidated statement of operations for the year ended December 31, 2009 as other expenses under Real Estate and Other Activities. In connection with the settlement of Core’s debt obligations in South Carolina during the fourth quarter of 2010, Core transferred its ownership interest in the irrigation facility.

Included in selling, general and administrative expense in the Company’s consolidated statements of operations was approximately $8.2 million, $9.8 million and $2.6 million of depreciation expense for the years ended December 31, 2011, 2010 and 2009, respectively, in connection with our Real Estate and Other activities.

Included in Financial Services occupancy and equipment expense in the Company’s consolidated statements of operations was $13.0 million, $16.2 million and $18.2 million of depreciation expense for the years ended December 31, 2011, 2010 and 2009, respectively. Also included in depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $1.2 million, $1.8 million and $2.4 million, respectively, of software cost amortization. At December 31, 2011 and 2010, unamortized software costs were $1.2 million and $1.9 million, respectively.